UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-21247
                                    --------------------------------------------

                      BNY/Ivy Multi-Strategy Hedge Fund LLC
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               (Exact name of registrant as specified in charter)

                       One Wall Street New York, NY 10286
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(Address of principal                                                 (Zip code)
executive offices)

                                  Joseph Murphy
                              The Bank of New York
                           200 Park Avenue- 55th Floor
                               New York, NY 10166
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-922-7086
                                                   -----------------
Date of fiscal year end: March 31, 2008
                         --------------------

Date of reporting period:  December 31, 2007
                          -------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------------------------------------------
December 31, 2007 (unaudited)
                                                     Initial
                                                   Acquisition                    Fair
                                                       Date          Cost         Value         Liquidity*
                                                   ------------    ---------   -----------    -------------
PORTFOLIO FUNDS - 92.4%


EQUITY - 33.7%

GLOBAL - 2.8%

Kingdon Associates                                   4/01/04    $  1,500,000   $  4,642,727   Quarterly
                                                                ------------   ------------

REAL ESTATE - 4.6%

Wesley Capital QP, LP                                10/01/05      5,500,000      7,605,117   Quarterly
                                                                ------------   ------------

TECHNOLOGY - 3.5%

Criterion Institutional Partners, LP                 10/01/05      2,150,000      5,740,847   Quarterly
                                                                ------------   ------------

UNITED STATES - 22.8%

Cobalt Partners, LP+                                 1/01/07       3,250,000      3,740,032   Semi-annually
Eminence Partners, LP+                               1/01/07       3,250,000      3,926,987   Semi-annually
JANA  Partners Qualified, LP, Class A                10/01/06      5,500,000      6,355,314   Quarterly
PFM Diversified Fund, LP, Class A                    1/01/05       3,600,000      6,289,063   Quarterly
Perry Partners, LP                                   4/01/03       4,700,000      8,322,836   Annually
Pershing Square, LP, Option 1                        8/01/06       6,500,000      8,747,327   Annually
                                                                ------------   ------------
                                                                  26,800,000     37,381,559
                                                                ------------   ------------

TOTAL EQUITY                                                      35,950,000     55,370,250
                                                                ------------   ------------


EVENT DRIVEN - 28.1%

DISTRESSED - 13.6%

Cerberus Partners, LP                                4/01/03       3,650,000      7,909,547   Semi-annually
King Street Capital, LP++                            4/01/03       3,600,000      7,713,329   Quarterly
Longacre Capital Partners (QP), LP                   4/01/03       2,600,000      6,701,878   Quarterly
                                                                ------------   ------------
                                                                   9,850,000     22,324,754
                                                                ------------   ------------

BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

SCHEDULE OF INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
December 31, 2007 (unaudited)
                                                     Initial
                                                   Acquisition                    Fair
                                                       Date          Cost         Value         Liquidity*
                                                   ------------    ---------   -----------    -------------
PORTFOLIO FUNDS (CONTINUED)

EVENT DRIVEN (CONTINUED)

MULTI-STRATEGY-SPECIAL SITUATIONS - 14.5%

Davidson Kempner Partners                            4/01/03    $  4,700,000   $  7,900,564   Annually
Deephaven Event Fund, LLC                            11/01/05      3,500,000      5,477,219   Monthly
Merced Partners Limited Partnership                  4/01/03       1,950,000      4,022,809   Annually
Scoggin Capital Management, LP II                    2/01/06       4,550,000      6,472,031   Annually
                                                                ------------   ------------
                                                                  14,700,000     23,872,623
                                                                ------------   ------------

TOTAL EVENT DRIVEN                                                24,550,000     46,197,377
                                                                ------------   ------------


RELATIVE VALUE - 27.8%

MULTI-STRATEGY - 27.8%

Basso Multi-Strategy, LP                             12/1/07       4,000,000      4,050,400   Quarterly
Bogle Investment Fund, LP                            10/1/07       5,000,000      4,816,727   Quarterly
Discovery Global Opportunity Partners, LP, Class A   5/01/07       1,000,000      1,484,487   Semi-annually
Elliot Associates, LP                                4/01/03       4,600,000      9,539,866   Semi-annually
HBK Fund, LP, Class C                                4/01/07       3,888,000      3,810,000   Quarterly
OZ Domestic Partners II, LP                          2/01/04       4,650,000      7,956,020   Annually
Stark Investments, LP++                              4/01/03       5,300,000      8,435,933   Annually
SuttonBrook Capital Partners, LP                     1/01/07       5,500,000      5,462,795   Quarterly
                                                                ------------   ------------
                                                                  33,938,000     45,556,228
                                                                ------------   ------------

TOTAL RELATIVE VALUE                                              33,938,000     45,556,228
                                                                ------------   ------------

CREDIT - 2.8%

LONG / SHORT CREDIT - 2.8%

Feingold O'Keeffe Capital I, LP                      3/01/05       3,700,000      4,542,628   Quarterly
                                                                ------------   ------------

TOTAL PORTFOLIO FUNDS - 92.4%                                     98,138,000    151,666,483
                                                                ------------   ------------

MONEY MARKET FUND - 2.3%

Federated Prime Obligations Fund - 4.8%**                          3,729,523      3,729,523
                                                                ------------   ------------

BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

SCHEDULE OF INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
December 31, 2007 (unaudited)

                                                                                  Fair
                                                                   Cost           Value
                                                                ------------   ------------
TOTAL INVESTMENTS - 94.7%                                       $101,867,523   $155,396,006
Other Assets, Less Liabilities - 5.3%                                             8,677,265
                                                                               ------------
MEMBERS' CAPITAL - 100.0%                                                      $164,073,271
                                                                               ============

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* Available frequency of redemption after initial lock-up period. Other liquidity restrictions may apply.
** Represents annualized 7-day yield at December 31, 2007.
+ Liquidity restricted.
++ A portion of this Portfolio Fund is held in side pockets, which have restricted liquidity.
Detailed information about the Portfolio Fund is not available. The percentage shown for each investment strategy reflects the value in total category as a percentage of members' capital.

ITEM 2.  CONTROLS AND PROCEDURES.

a) Based on their evaluation on February 14, 2008, the President (principal executive officer) and the Treasurer (principal financial officer) of the BNY/Ivy Multi-Strategy Hedge Fund LLC (the "Fund") believe that there were no significant deficiencies in the design or operation of the internal controls of the Fund or BNY Investment Advisors (the "Adviser"), the investment adviser, or Ivy Asset Management Corp. ("Ivy"), the investment manager, or The Bank of New York (the "Administrator"), administrator of the Fund, or BNY Hamilton Distributors, a subsidiary of Foreside Financial Group, LLC ("Foreside") which acts as distributor for the Fund, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Fund, or Adviser or Foreside on behalf of the Fund, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Fund have identified no material weaknesses in such internal controls on behalf of the Fund. There was no fraud, whether or not material, involving officers or employees of the Adviser, Foreside, or the Fund who have a significant role in the Fund's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the Adviser or the officers of the Fund, including its President and Treasurer.

b) There were no significant changes in the Fund and the Adviser's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Fund or in other factors with respect to the Fund that could have significantly affected the Fund's or the Adviser's internal controls during the period covered by this Form N-Q, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Fund or the Adviser during such period.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BNY/Ivy Multi-Strategy Hedge Fund LLC
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By:  /s/ Joseph Murphy
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         Joseph Murphy
         President

Date: February 8, 2008
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Joseph Murphy
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         Joseph Murphy
         President

Date: February 8, 2008
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By:  /s/ Guy Nordahl
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         Guy Nordahl
         Treasurer

Date: February 8, 2008
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